Consolidated Balance Sheets - Parenthetical - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Debt Instrument, Unamortized Discount, Current	$ 0	$ 32,250	$ 65,134
Common Stock, Par or Stated Value Per Share	$ 0	$ 0	$ 0
Common Stock, Shares, Issued	666,651,265	527,940,139	366,052,788
Common Stock, Shares, Outstanding	666,651,265	527,940,139	366,052,788